Financial assets at fair value through other comprehensive income - by type (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	€ 31,294	€ 31,223
Equity securities [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	2,551	3,228
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	26,776	25,616
Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	€ 1,967	€ 2,379